Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net (loss)/profit	¥ 14,968	$ 2,150	¥ 2,928	¥ (97,045)
Adjustments to reconcile net (loss)/profit to net cash (used in)/provided by operating activities:
Allowance for doubtful account	626	90	376	801
Depreciation and amortization	3,779	543	3,082	3,562
Unrealized exchange (income)/loss	(362)	(52)	354	(36)
Share-based compensation expense	94,958	13,640	967	811
Interest (income)/expense	190	27	862	(655)
Investment income	(718)	(103)		(811)
Share of (income)/loss of equity method investee	180	26	(1,310)	(989)
Interest on convertible bond			26,249
Deferred income tax	20	3	190	239
Adjustments to reconcile net (loss)/profit to net cash (used in)/provided by operating activities	113,641	16,324	33,698	(94,123)
Changes in operating assets and liabilities:
Increase in account receivables	(74,508)	(10,702)	(38,120)	(9,639)
(Increase)/Decrease in insurance premium receivables	6,814	979	(6,133)	(1,543)
Increase in prepaid expense and other receivables	(6,860)	(985)	(4,152)	(3,847)
(Increase)/Decrease in amounts due from related party	10,266	1,475	(1,580)	(301)
Increase in amounts due to related party	465	67
Increase in accounts payable	52,163	7,493	57,995	3,435
Increase in insurance premium payables	11,140	1,600	12,753	37,829
(Decrease)/Increase in payroll and welfare payable	12,143	1,744	14,833	(1,138)
Increase/(Decrease) in tax payable	37	5	(195)	160
(Increase )/Decrease in other payables and accrued expenses	3,055	439	1,585	(16,182)
Increase in other assets	(10,332)	(1,484)	(3,831)
Net cash (used in)/provided by operating activities	118,024	16,955	66,853	(85,349)
Cash flows from investing activities:
Purchase of long-term investment	(2,000)	(287)	(2,500)	(6,776)
Proceeds from disposal of short-term investment				66,938
Purchase of property, equipment and intangible assets	(6,035)	(867)	(1,139)	(2,642)
Proceeds from disposal of property, equipment and intangible assets	60	9	85	247
Others	1,048	151
Net cash (provided by)/used in investing activities	(6,927)	(994)	(3,554)	57,767
Cash flows from financing activities:
Proceeds from borrowings	30,000	4,308	29,484	23,516
Proceeds from convertible bonds			33,000
Dividend paid to non-controlling interest	(8,794)	(1,263)		(217)
Repayments of borrowings	(35,285)	(5,069)	(13,912)	(311)
Net cash provided by/(used in) financing activities	(14,079)	(2,024)	48,572	22,988
Effect of exchange rate changes on cash and cash equivalents	38	5	120	(234)
Net (decrease)/ increase in cash and cash equivalents and restricted cash	97,056	13,942	111,991	(4,828)
Total cash and cash equivalents and restricted cash at beginning of year	152,271	21,872	40,280	45,108
Total cash and cash equivalents and restricted cash at end of year	249,327	35,814	152,271	40,280
Supplemental disclosure of cash flow information
Cash paid for interest	(2,094)	(301)	(1,473)	179
Cash paid for income tax			(283)	(7)
Supplemental disclosure of non-cash investing and financing activities
Accretion on redeemable preferred shares to redemption value	¥ (32,854)	$ (4,719)	(29,118)	¥ (26,474)
Issuance of redeemable preferred shares from conversion of the convertible bonds			¥ 25,427